Label	Element	Value
(Wells Fargo Absolute Return Fund - Classes A and C) | (Wells Fargo Absolute Return Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks a positive total return.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Wells Fargo Funds. More information about these and other discounts is available from your financial professional and in "Share Class Features" and "Reductions and Waivers of Sales Charges" on pages 28 and 29 of the Prospectus and "Additional Purchase and Redemption Information" on page 22 of the Statement of Additional Information.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Wells Fargo Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	August 31, 2017
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Investments of $1 million or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 1.00% if redeemed within 18 months from the date of purchase.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Assuming Redemption at End of Period
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Assuming No Redemption
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the portfolio turnover rate was 8% of the value of its portfolio. In addition, the portfolio turnover rate for GMO Benchmark-Free Allocation Fund, in which the Fund invests all of its assets, was 53% for its fiscal year ended February 29th.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	53.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is a diversified investment that invests substantially all of its investable assets in GMO Benchmark-Free Allocation Fund (the "Benchmark-Free Allocation Fund"), an investment company managed by Grantham, Mayo, Van Otterloo & Co. LLC ("GMO"). Benchmark-Free Allocation Fund seeks annualized returns of 5% (net of fees) above the Consumer Price Index and annualized volatility (standard deviation) of 5-10%, each over a complete market cycle. GMO does not manage Benchmark-Free Allocation Fund to, or control Benchmark-Free Allocation Fund's risk relative to, any securities index or securities benchmark. GMO seeks to achieve Benchmark-Free Allocation Fund's investment objective by investing in asset classes GMO believes offer the most attractive return and risk opportunities. Benchmark-Free Allocation Fund may invest in any asset class, including, for example:

  U.S. and non-U.S. equity, including emerging country equity;

  U.S. and non-U.S. fixed income, including emerging country debt; and

  alternative asset classes, including real estate and commodities.

GMO uses its multi-year forecasts of returns among asset classes, together with its assessment of the relative risks of such asset classes, to determine Benchmark-Free Allocation Fund's allocations to various asset classes. An important component of those forecasts is GMO's expectation that valuations ultimately revert to their fundamental fair (or intrinsic) value. The factors GMO considers and investment methods GMO uses can change over time.

Benchmark-Free Allocation Fund is structured as a fund of funds and gains its investment exposures primarily by investing in GMO Implementation Fund. In addition, Benchmark-Free Allocation Fund may invest in any other GMO Fund (together with GMO Implementation Fund, the "underlying GMO funds"), whether now existing or created in the future. These underlying GMO funds may include, among others, GMO Alpha Only Fund, GMO Debt Opportunities Fund, GMO Emerging Country Debt Fund, GMO Special Opportunities Fund, and GMO SGM Major Markets Fund. GMO Implementation Fund is permitted to invest in any asset class. Benchmark-Free Allocation Fund also may invest directly in securities (including other underlying funds) and derivatives.

Benchmark-Free Allocation Fund is permitted to invest (directly or through GMO Implementation Fund or other underlying GMO funds) in any asset class, sector, country, or region, and at times may have substantial exposure to a single asset class, sector, country, or region. In addition, Benchmark-Free Allocation Fund is not restricted in its exposure to any particular market and may invest in securities of companies of any market capitalization, credit quality (including below investment grade securities (commonly referred to as "junk bonds")), maturity or duration. Benchmark-Free Allocation Fund may have indirect exposure to derivatives and short sales through its investment in GMO Implementation Fund and other underlying GMO funds. GMO's ability to shift investments within GMO Implementation Fund and between it and other underlying GMO funds is not subject to any limits.

In seeking to achieve Benchmark-Free Allocation Fund's investment objective, GMO may invest a significant portion of Benchmark-Free Allocation Fund's net assets in cash and cash equivalents. GMO would not consider such investments to be "temporary defensive positions."

Benchmark-Free Allocation Fund also may invest in GMO U.S. Treasury Fund, in money market funds unaffiliated with GMO, or directly in the types of investments typically held by money market funds.

While the Fund invests substantially all of its investable assets in the Benchmark-Free Allocation Fund, the Fund may hold cash for short periods of time in order to mitigate the expenses associated with the purchase and sale of shares of the Benchmark-Free Allocation Fund.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Because the Fund invests substantially all of its investable assets in Benchmark-Free Allocation Fund, which, in turn, primarily invests all of its assets in a number of underlying funds (including underlying GMO funds), the following principal risks are those risks that result from the Fund's indirect investments in the underlying funds or direct investment in Benchmark-Free Allocation Fund. In this section, references to the Fund should be read to include the Fund, Benchmark-Free Allocation Fund and the underlying funds, as appropriate.

The Fund's performance will not correlate perfectly with that of Benchmark-Free Allocation Fund due to the impact of the Fund's fees and expenses and to the timing and magnitude of cash flows into and out of the Fund which will create cash balances that cause the Fund's performance to deviate from the performance of the Benchmark-Free Allocation Fund.

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Commodities Risk. Commodity prices can be extremely volatile, and exposure to commodities can cause the net asset value of the Fund's shares to decline or fluctuate in a rapid and unpredictable manner.

Counterparty Risk. The Fund runs the risk that the counterparty to a derivatives contract, a clearing member used by the Fund to hold a cleared derivatives contract, or a borrower of the Fund's securities will be unable or unwilling to make timely settlement payments, return the Fund's margin or otherwise honor its obligations.

Credit Risk. The Fund runs the risk that the issuer or guarantor of a fixed income investment or the obligor of an obligation underlying an asset-backed security will be unable or unwilling to satisfy its obligation to pay principal and interest or otherwise to honor its obligations in a timely manner. The market price of a fixed income investment will normally decline as a result of the issuer's, guarantor's, or obligor's failure to meet its payment obligations, or in an anticipation of such failure. Below investment grade securities (also known as "junk bonds") have speculative characteristics, and changes in economic conditions or other circumstances are more likely to impair the ability of issuers of those securities to make principal and interest payments than is the case with issuers of investment grade securities.

Currency Risk. Fluctuations in exchange rates can adversely affect the market value of the Fund's foreign currency holdings and investments denominated in foreign currencies.

Derivatives and Short Sales Risk. The use of derivatives involves the risk that their value may not change as expected relative to changes in the value of the underlying assets, rates or indices. Derivatives also present other risks, including market risk, illiquidity risk, currency risk, credit risk and counterparty risk. The market price of an option is affected by many factors, including changes in the market prices or dividend rates of underlying securities (or in the case of indices, the securities in such indices); the time remaining before expiration; changes in interest rates or exchange rates; and changes in the actual or perceived volatility of the relevant stock market and underlying securities. The Fund may create short investment exposure by taking a derivative position in which the value of the derivative moves in the opposite direction from the price of an underlying investment, pool of investments, index or currency. The risks of loss associated with derivatives that provide short investment exposure and short sales of securities are theoretically unlimited.

Focused Investment Risk. Investments focused in countries, regions, sectors, industries, or issuers that are subject to the same or similar risk factors and investments whose prices are closely correlated are subject to greater overall risk than investments that are more diversified or whose prices are not as closely correlated.

Fund of Funds Risk. The Fund is indirectly exposed to all of the risks of an investment in the underlying funds (including underlying GMO funds) in which it invests, including the risk that those underlying funds will not perform as expected. Because the Fund bears the fees and expenses of the underlying funds in which it invests, a reallocation of the Fund's investments to underlying funds with higher fees or expenses will increase the Fund's total expenses. The fees and expenses associated with an investment in the Fund are less predictable than those associated with an investment in funds that charge a fixed management fee.

Futures Contracts Risk. The risk of loss to the Fund resulting from its use of futures contracts is potentially unlimited. Futures markets are highly volatile and the use of futures contracts may increase the volatility of the Fund's net asset value. A liquid secondary market may not exist for any particular futures contract at any particular time and the Fund might be unable to effect closing transactions to terminate its exposure to the contract. If the Fund uses futures contracts for hedging purposes, it runs the risk of imperfect correlation between changes in the prices of the contracts and changes in the securities, index, or other asset underlying the contracts or movements in the prices of the Fund's investments that are the subject of the hedge. In addition, the Fund may be delayed or prevented from recovering margin or other amounts deposited with a futures commission merchant or futures clearinghouse. Foreign futures contracts may be less liquid and more volatile than U.S. contracts.

Illiquidity Risk. Low trading volume, lack of a market maker, large position size, or legal restrictions may limit or prevent the Fund or an underlying fund from selling particular securities or closing derivative positions at desirable prices.

Large Shareholder Risk. To the extent that a large number of shares of the Fund is held by a single shareholder (e.g., an institutional investor), the Fund is subject to the risk that a redemption by that shareholder of all or a large portion of its Fund shares will require the Fund to sell securities at disadvantageous prices or otherwise disrupt the Fund's operations.

Leveraging Risk. The use of reverse repurchase agreements and other derivatives and securities lending creates leverage. Leverage increases the Fund's losses when the value of its investments (including derivatives) declines.

Management and Operational Risk. Benchmark-Free Allocation Fund and the underlying funds run the risk that GMO's investment techniques will fail to produce desired results (including the annualized volatility and the annualized returns above the Consumer Price Index that Benchmark-Free Allocation Fund seeks). In addition, Benchmark-Free Allocation Fund could produce results consistent with annualized volatility over a complete market cycle yet experience shorter periods of significantly higher or lower volatility. GMO often uses quantitative models as part of its investment process. GMO's models are not necessarily predictive of future market events and use simplifying assumptions that can limit their effectiveness. In addition, the data on which the models are based is subject to limitations (e.g., inaccuracies, staleness) that could adversely affect the performance of Benchmark-Free Allocation Fund or the underlying GMO funds. The Fund also runs the risk that GMO's assessment of an investment (including a company's fundamental fair (or intrinsic) value) may be wrong or that deficiencies in GMO's or another service provider's internal systems or controls will cause losses or impair operations for Benchmark-Free Allocation Fund or the underlying funds.

Market Disruption and Geopolitical Risk. Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could adversely affect the value of the Fund's investments.

Market Risk - Asset-Backed Securities. The market price of fixed income investments with complex structures, such as asset-backed securities, can decline due to a variety of factors, including market uncertainty about their credit quality and the reliability of their payment streams. Payment streams associated with asset-backed securities held by the Fund depend on many factors (e.g., the cash flow generated by the assets backing the securities, the deal structure, the creditworthiness of any credit-support provider, and the reliability of various other service providers with access to the payment stream), and a problem in any one of these factors can lead to a reduction in the payment stream GMO expected the Fund to receive at the time the Fund purchased the asset-backed security.

Market Risk - Equities. The market price of an equity may decline due to factors affecting the issuer, its industry, or the economy and equity markets generally. If an underlying fund purchases an equity for less than its fundamental fair (or intrinsic) value as determined by GMO, Benchmark-Free Allocation Fund runs the risk that the market price of the equity will not appreciate or will decline due to GMO's incorrect assessment of the euity's fundamental fair (or intrinsic) value. An underlying fund also may purchase equities that typically trade at higher multiples of current earnings than other securities, and the market prices of these equities often are more sensitive to changes in future earnings expectations than the market prices of equities trading at lower multiples. Declines in stock market prices generally are likely to reduce the net asset value of the Fund's shares.

Market Risk - Fixed Income Investments. The market price of a fixed income investment can decline due to market-related factors, including rising interest rates and widening credit spreads, or decreased liquidity stemming from the market's uncertainty about the value of a fixed income investment (or class of fixed income investments).

Merger Arbitrage Risk. If the Fund purchases securities in anticipation of a proposed merger, exchange offer, tender offer, or other similar transaction and that transaction later appears unlikely to be consummated or, in fact, is not consummated or is delayed, the market prices of the securities purchased by the Fund may decline sharply, resulting in losses to the Fund. The risk/reward payout of merger arbitrage strategies typically is asymmetric, as the losses in failed transactions often far exceed the gains in successful transactions. Merger arbitrage strategies are subject to the risk of overall market movements, and the Fund may experience losses even if a transaction is consummated.

Non-Diversified Funds Risk. The Fund invests a portion of its assets in shares of one or more other funds that are not "diversified" investment companies within the meaning of the Investment Company Act of 1940, as amended (the "1940 Act"). This means they are allowed to invest in the securities of relatively few issuers. As a result, they may be subject to greater credit, market and other risks, and poor performance by a single issuer may have a greater impact on their performance, than if they were "diversified." The Fund may invest without limitation in funds that are not diversified.

Non-U.S. Investment Risk. The market prices of many non-U.S. securities fluctuate more than those of U.S. securities. Many non-U.S. securities markets are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the cost of trading in those markets often is higher than in U.S. securities markets. Transactions in non-U.S. securities generally involve higher commission rates, transfer taxes, and custodial costs than similar transactions in U.S. securities. In addition, the Fund may be subject to non-U.S. taxes, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends, interest, or other amounts it realizes or accrues in respect of non-U.S. investments; (ii) transactions in those investments; and (iii) repatriation of proceeds generated from the sale or other disposition of those investments. Also, the Fund needs a license to invest directly in many non-U.S. securities markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some non-U.S. securities markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund's investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of non-U.S. issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies of which may be predominantly based on only a few industries or dependent on revenues from particular commodities and which often are more volatile than the economies of developed countries.

Small Company Risk. Smaller companies may have limited product lines, markets or financial resources, may lack the competitive strength of larger companies, may have inexperienced managers or may depend on a few key employees. The securities of companies with smaller market capitalizations often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversified Funds Risk. The Fund invests a portion of its assets in shares of one or more other funds that are not "diversified" investment companies within the meaning of the Investment Company Act of 1940, as amended (the "1940 Act"). This means they are allowed to invest in the securities of relatively few issuers. As a result, they may be subject to greater credit, market and other risks, and poor performance by a single issuer may have a greater impact on their performance, than if they were "diversified." The Fund may invest without limitation in funds that are not diversified.
Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund may lose money
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's website at wellsfargofunds.com.

Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Returns do not reflect sales charges and would be lower if they did
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter: 2nd Quarter 2009	+8.90%
Lowest Quarter: 4th Quarter 2008	-7.15%
Year-to-date total return as of 6/30/2016 is +0.69%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2015 (returns reflect applicable sales charges)	[2]
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown only for the Class A shares. After-tax returns for the Class C shares will vary.

Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	returns reflect applicable sales charges
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance before and after taxes is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for the Class A shares.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wellsfargofunds.com
(Wells Fargo Absolute Return Fund - Classes A and C) | (Wells Fargo Absolute Return Fund) | MSCI ACWI Index (Net) (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(2.36%)
5 Years	rr_AverageAnnualReturnYear05	6.09%
10 Years	rr_AverageAnnualReturnYear10	4.75%
(Wells Fargo Absolute Return Fund - Classes A and C) | (Wells Fargo Absolute Return Fund) | Barclays U.S. TIPS 1-10 Year Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(0.52%)
5 Years	rr_AverageAnnualReturnYear05	1.64%
10 Years	rr_AverageAnnualReturnYear10	3.51%
(Wells Fargo Absolute Return Fund - Classes A and C) | (Wells Fargo Absolute Return Fund) | Consumer Price Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	0.73%
5 Years	rr_AverageAnnualReturnYear05	1.53%
10 Years	rr_AverageAnnualReturnYear10	1.86%
(Wells Fargo Absolute Return Fund - Classes A and C) | (Wells Fargo Absolute Return Fund) | Class A
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[3]
Management Fees	rr_ManagementFeesOverAssets	0.72%	[4]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.61%	[5]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.20%	[6]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.53%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	none
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.53%	[7]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 722
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,031
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,361
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,294
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Class A as of 12/31 each year (returns do not reflect sales charges and would be lower if they did)
Annual Return 2006	rr_AnnualReturn2006	11.72%
Annual Return 2007	rr_AnnualReturn2007	10.09%
Annual Return 2008	rr_AnnualReturn2008	(12.18%)
Annual Return 2009	rr_AnnualReturn2009	19.37%
Annual Return 2010	rr_AnnualReturn2010	3.78%
Annual Return 2011	rr_AnnualReturn2011	2.75%
Annual Return 2012	rr_AnnualReturn2012	8.56%
Annual Return 2013	rr_AnnualReturn2013	9.65%
Annual Return 2014	rr_AnnualReturn2014	0.44%
Annual Return 2015	rr_AnnualReturn2015	(4.91%)
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 6/30/2016 is +0.69%
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.69%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2016
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 2nd Quarter 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.90%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 4th Quarter 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(7.15%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
1 Year	rr_AverageAnnualReturnYear01	(10.38%)
5 Years	rr_AverageAnnualReturnYear05	1.94%
10 Years	rr_AverageAnnualReturnYear10	3.95%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Mar. 01, 2012
(Wells Fargo Absolute Return Fund - Classes A and C) | (Wells Fargo Absolute Return Fund) | Class A | (after taxes on distributions)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(10.68%)
5 Years	rr_AverageAnnualReturnYear05	1.45%
10 Years	rr_AverageAnnualReturnYear10	2.30%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Mar. 01, 2012
(Wells Fargo Absolute Return Fund - Classes A and C) | (Wells Fargo Absolute Return Fund) | Class A | (after taxes on distributions and the sale of Fund Shares)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(5.66%)
5 Years	rr_AverageAnnualReturnYear05	1.39%
10 Years	rr_AverageAnnualReturnYear10	2.67%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Mar. 01, 2012
(Wells Fargo Absolute Return Fund - Classes A and C) | (Wells Fargo Absolute Return Fund) | Class C
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.72%	[4]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.61%	[5]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.20%	[6]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.28%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	none
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	2.28%	[7]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 331
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	712
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,220
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,615
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	231
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	712
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,220
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,615
1 Year	rr_AverageAnnualReturnYear01	(6.57%)
5 Years	rr_AverageAnnualReturnYear05	2.39%
10 Years	rr_AverageAnnualReturnYear10	3.79%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Mar. 01, 2012
(Wells Fargo Absolute Return Fund - Administrator Class) | (Wells Fargo Absolute Return Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks a positive total return.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	August 31, 2017
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the portfolio turnover rate was 8% of the value of its portfolio. In addition, the portfolio turnover rate for GMO Benchmark-Free Allocation Fund, in which the Fund invests all of its assets, was 53% for its fiscal year ended February 29th.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	53.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is a diversified investment that invests substantially all of its investable assets in GMO Benchmark-Free Allocation Fund (the "Benchmark-Free Allocation Fund"), an investment company managed by Grantham, Mayo, Van Otterloo & Co. LLC ("GMO"). Benchmark-Free Allocation Fund seeks annualized returns of 5% (net of fees) above the Consumer Price Index and annualized volatility (standard deviation) of 5-10%, each over a complete market cycle. GMO does not manage Benchmark-Free Allocation Fund to, or control Benchmark-Free Allocation Fund's risk relative to, any securities index or securities benchmark. GMO seeks to achieve Benchmark-Free Allocation Fund's investment objective by investing in asset classes GMO believes offer the most attractive return and risk opportunities. Benchmark-Free Allocation Fund may invest in any asset class, including, for example:

  U.S. and non-U.S. equity, including emerging country equity;

  U.S. and non-U.S. fixed income, including emerging country debt; and

  alternative asset classes, including real estate and commodities.

GMO uses its multi-year forecasts of returns among asset classes, together with its assessment of the relative risks of such asset classes, to determine Benchmark-Free Allocation Fund's allocations to various asset classes. An important component of those forecasts is GMO's expectation that valuations ultimately revert to their fundamental fair (or intrinsic) value. The factors GMO considers and investment methods GMO uses can change over time.

Benchmark-Free Allocation Fund is structured as a fund of funds and gains its investment exposures primarily by investing in GMO Implementation Fund. In addition, Benchmark-Free Allocation Fund may invest in any other GMO Fund (together with GMO Implementation Fund, the "underlying GMO funds"), whether now existing or created in the future. These underlying GMO funds may include, among others, GMO Alpha Only Fund, GMO Debt Opportunities Fund, GMO Emerging Country Debt Fund, GMO Special Opportunities Fund, and GMO SGM Major Markets Fund. GMO Implementation Fund is permitted to invest in any asset class. Benchmark-Free Allocation Fund also may invest directly in securities (including other underlying funds) and derivatives.

Benchmark-Free Allocation Fund is permitted to invest (directly or through GMO Implementation Fund or other underlying GMO funds) in any asset class, sector, country, or region, and at times may have substantial exposure to a single asset class, sector, country, or region. In addition, Benchmark-Free Allocation Fund is not restricted in its exposure to any particular market and may invest in securities of companies of any market capitalization, credit quality (including below investment grade securities (commonly referred to as "junk bonds")), maturity or duration. Benchmark-Free Allocation Fund may have indirect exposure to derivatives and short sales through its investment in GMO Implementation Fund and other underlying GMO funds. GMO's ability to shift investments within GMO Implementation Fund and between it and other underlying GMO funds is not subject to any limits.

In seeking to achieve Benchmark-Free Allocation Fund's investment objective, GMO may invest a significant portion of Benchmark-Free Allocation Fund's net assets in cash and cash equivalents. GMO would not consider such investments to be "temporary defensive positions."

Benchmark-Free Allocation Fund also may invest in GMO U.S. Treasury Fund, in money market funds unaffiliated with GMO, or directly in the types of investments typically held by money market funds.

While the Fund invests substantially all of its investable assets in the Benchmark-Free Allocation Fund, the Fund may hold cash for short periods of time in order to mitigate the expenses associated with the purchase and sale of shares of the Benchmark-Free Allocation Fund.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Because the Fund invests substantially all of its investable assets in Benchmark-Free Allocation Fund, which, in turn, primarily invests all of its assets in a number of underlying funds (including underlying GMO funds), the following principal risks are those risks that result from the Fund's indirect investments in the underlying funds or direct investment in Benchmark-Free Allocation Fund. In this section, references to the Fund should be read to include the Fund, Benchmark-Free Allocation Fund and the underlying funds, as appropriate.

The Fund's performance will not correlate perfectly with that of Benchmark-Free Allocation Fund due to the impact of the Fund's fees and expenses and to the timing and magnitude of cash flows into and out of the Fund which will create cash balances that cause the Fund's performance to deviate from the performance of the Benchmark-Free Allocation Fund.

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Commodities Risk. Commodity prices can be extremely volatile, and exposure to commodities can cause the net asset value of the Fund's shares to decline or fluctuate in a rapid and unpredictable manner.

Counterparty Risk. The Fund runs the risk that the counterparty to a derivatives contract, a clearing member used by the Fund to hold a cleared derivatives contract, or a borrower of the Fund's securities will be unable or unwilling to make timely settlement payments, return the Fund's margin or otherwise honor its obligations.

Credit Risk. The Fund runs the risk that the issuer or guarantor of a fixed income investment or the obligor of an obligation underlying an asset-backed security will be unable or unwilling to satisfy its obligation to pay principal and interest or otherwise to honor its obligations in a timely manner. The market price of a fixed income investment will normally decline as a result of the issuer's, guarantor's, or obligor's failure to meet its payment obligations, or in an anticipation of such failure. Below investment grade securities (also known as "junk bonds") have speculative characteristics, and changes in economic conditions or other circumstances are more likely to impair the ability of issuers of those securities to make principal and interest payments than is the case with issuers of investment grade securities.

Currency Risk. Fluctuations in exchange rates can adversely affect the market value of the Fund's foreign currency holdings and investments denominated in foreign currencies.

Derivatives and Short Sales Risk. The use of derivatives involves the risk that their value may not change as expected relative to changes in the value of the underlying assets, rates or indices. Derivatives also present other risks, including market risk, illiquidity risk, currency risk, credit risk and counterparty risk. The market price of an option is affected by many factors, including changes in the market prices or dividend rates of underlying securities (or in the case of indices, the securities in such indices); the time remaining before expiration; changes in interest rates or exchange rates; and changes in the actual or perceived volatility of the relevant stock market and underlying securities. The Fund may create short investment exposure by taking a derivative position in which the value of the derivative moves in the opposite direction from the price of an underlying investment, pool of investments, index or currency. The risks of loss associated with derivatives that provide short investment exposure and short sales of securities are theoretically unlimited.

Focused Investment Risk. Investments focused in countries, regions, sectors, industries, or issuers that are subject to the same or similar risk factors and investments whose prices are closely correlated are subject to greater overall risk than investments that are more diversified or whose prices are not as closely correlated.

Fund of Funds Risk. The Fund is indirectly exposed to all of the risks of an investment in the underlying funds (including underlying GMO funds) in which it invests, including the risk that those underlying funds will not perform as expected. Because the Fund bears the fees and expenses of the underlying funds in which it invests, a reallocation of the Fund's investments to underlying funds with higher fees or expenses will increase the Fund's total expenses. The fees and expenses associated with an investment in the Fund are less predictable than those associated with an investment in funds that charge a fixed management fee.

Futures Contracts Risk. The risk of loss to the Fund resulting from its use of futures contracts is potentially unlimited. Futures markets are highly volatile and the use of futures contracts may increase the volatility of the Fund's net asset value. A liquid secondary market may not exist for any particular futures contract at any particular time and the Fund might be unable to effect closing transactions to terminate its exposure to the contract. If the Fund uses futures contracts for hedging purposes, it runs the risk of imperfect correlation between changes in the prices of the contracts and changes in the securities, index, or other asset underlying the contracts or movements in the prices of the Fund's investments that are the subject of the hedge. In addition, the Fund may be delayed or prevented from recovering margin or other amounts deposited with a futures commission merchant or futures clearinghouse. Foreign futures contracts may be less liquid and more volatile than U.S. contracts.

Illiquidity Risk. Low trading volume, lack of a market maker, large position size, or legal restrictions may limit or prevent the Fund or an underlying fund from selling particular securities or closing derivative positions at desirable prices.

Large Shareholder Risk. To the extent that a large number of shares of the Fund is held by a single shareholder (e.g., an institutional investor), the Fund is subject to the risk that a redemption by that shareholder of all or a large portion of its Fund shares will require the Fund to sell securities at disadvantageous prices or otherwise disrupt the Fund's operations.

Leveraging Risk. The use of reverse repurchase agreements and other derivatives and securities lending creates leverage. Leverage increases the Fund's losses when the value of its investments (including derivatives) declines.

Management and Operational Risk. Benchmark-Free Allocation Fund and the underlying funds run the risk that GMO's investment techniques will fail to produce desired results (including the annualized volatility and the annualized returns above the Consumer Price Index that Benchmark-Free Allocation Fund seeks). In addition, Benchmark-Free Allocation Fund could produce results consistent with annualized volatility over a complete market cycle yet experience shorter periods of significantly higher or lower volatility. GMO often uses quantitative models as part of its investment process. GMO's models are not necessarily predictive of future market events and use simplifying assumptions that can limit their effectiveness. In addition, the data on which the models are based is subject to limitations (e.g., inaccuracies, staleness) that could adversely affect the performance of Benchmark-Free Allocation Fund or the underlying GMO funds. The Fund also runs the risk that GMO's assessment of an investment (including a company's fundamental fair (or intrinsic) value) may be wrong or that deficiencies in GMO's or another service provider's internal systems or controls will cause losses or impair operations for Benchmark-Free Allocation Fund or the underlying funds.

Market Disruption and Geopolitical Risk. Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could adversely affect the value of the Fund's investments.

Market Risk - Asset-Backed Securities. The market price of fixed income investments with complex structures, such as asset-backed securities, can decline due to a variety of factors, including market uncertainty about their credit quality and the reliability of their payment streams. Payment streams associated with asset-backed securities held by the Fund depend on many factors (e.g., the cash flow generated by the assets backing the securities, the deal structure, the creditworthiness of any credit-support provider, and the reliability of various other service providers with access to the payment stream), and a problem in any one of these factors can lead to a reduction in the payment stream GMO expected the Fund to receive at the time the Fund purchased the asset-backed security.

Market Risk - Equities. The market price of an equity may decline due to factors affecting the issuer, its industry, or the economy and equity markets generally. If an underlying fund purchases an equity for less than its fundamental fair (or intrinsic) value as determined by GMO, Benchmark-Free Allocation Fund runs the risk that the market price of the equity will not appreciate or will decline due to GMO's incorrect assessment of the euity's fundamental fair (or intrinsic) value. An underlying fund also may purchase equities that typically trade at higher multiples of current earnings than other securities, and the market prices of these equities often are more sensitive to changes in future earnings expectations than the market prices of equities trading at lower multiples. Declines in stock market prices generally are likely to reduce the net asset value of the Fund's shares.

Market Risk - Fixed Income Investments. The market price of a fixed income investment can decline due to market-related factors, including rising interest rates and widening credit spreads, or decreased liquidity stemming from the market's uncertainty about the value of a fixed income investment (or class of fixed income investments).

Merger Arbitrage Risk. If the Fund purchases securities in anticipation of a proposed merger, exchange offer, tender offer, or other similar transaction and that transaction later appears unlikely to be consummated or, in fact, is not consummated or is delayed, the market prices of the securities purchased by the Fund may decline sharply, resulting in losses to the Fund. The risk/reward payout of merger arbitrage strategies typically is asymmetric, as the losses in failed transactions often far exceed the gains in successful transactions. Merger arbitrage strategies are subject to the risk of overall market movements, and the Fund may experience losses even if a transaction is consummated.

Non-Diversified Funds Risk. The Fund invests a portion of its assets in shares of one or more other funds that are not "diversified" investment companies within the meaning of the Investment Company Act of 1940, as amended (the "1940 Act"). This means they are allowed to invest in the securities of relatively few issuers. As a result, they may be subject to greater credit, market and other risks, and poor performance by a single issuer may have a greater impact on their performance, than if they were "diversified." The Fund may invest without limitation in funds that are not diversified.

Non-U.S. Investment Risk. The market prices of many non-U.S. securities fluctuate more than those of U.S. securities. Many non-U.S. securities markets are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the cost of trading in those markets often is higher than in U.S. securities markets. Transactions in non-U.S. securities generally involve higher commission rates, transfer taxes, and custodial costs than similar transactions in U.S. securities. In addition, the Fund may be subject to non-U.S. taxes, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends, interest, or other amounts it realizes or accrues in respect of non-U.S. investments; (ii) transactions in those investments; and (iii) repatriation of proceeds generated from the sale or other disposition of those investments. Also, the Fund needs a license to invest directly in many non-U.S. securities markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some non-U.S. securities markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund's investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of non-U.S. issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies of which may be predominantly based on only a few industries or dependent on revenues from particular commodities and which often are more volatile than the economies of developed countries.

Small Company Risk. Smaller companies may have limited product lines, markets or financial resources, may lack the competitive strength of larger companies, may have inexperienced managers or may depend on a few key employees. The securities of companies with smaller market capitalizations often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversified Funds Risk. The Fund invests a portion of its assets in shares of one or more other funds that are not "diversified" investment companies within the meaning of the Investment Company Act of 1940, as amended (the "1940 Act"). This means they are allowed to invest in the securities of relatively few issuers. As a result, they may be subject to greater credit, market and other risks, and poor performance by a single issuer may have a greater impact on their performance, than if they were "diversified." The Fund may invest without limitation in funds that are not diversified.
Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund may lose money
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's website at wellsfargofunds.com.

Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter: 2nd Quarter 2009	+8.94%
Lowest Quarter: 4th Quarter 2008	-7.12%
Year-to-date total return as of 6/30/2016 is +0.69%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2015	[8]
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance before and after taxes is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wellsfargofunds.com
(Wells Fargo Absolute Return Fund - Administrator Class) | (Wells Fargo Absolute Return Fund) | MSCI ACWI Index (Net) (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(2.36%)
5 Years	rr_AverageAnnualReturnYear05	6.09%
10 Years	rr_AverageAnnualReturnYear10	4.75%
(Wells Fargo Absolute Return Fund - Administrator Class) | (Wells Fargo Absolute Return Fund) | Barclays U.S. TIPS 1-10 Year Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(0.52%)
5 Years	rr_AverageAnnualReturnYear05	1.64%
10 Years	rr_AverageAnnualReturnYear10	3.51%
(Wells Fargo Absolute Return Fund - Administrator Class) | (Wells Fargo Absolute Return Fund) | Consumer Price Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	0.73%
5 Years	rr_AverageAnnualReturnYear05	1.53%
10 Years	rr_AverageAnnualReturnYear10	1.86%
(Wells Fargo Absolute Return Fund - Administrator Class) | (Wells Fargo Absolute Return Fund) | Administrator Class
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.72%	[4]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.53%	[5]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.20%	[6]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.45%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.43%	[9]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 146
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	457
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	790
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,734
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Administrator Class as of 12/31 each year
Annual Return 2006	rr_AnnualReturn2006	11.90%
Annual Return 2007	rr_AnnualReturn2007	10.27%
Annual Return 2008	rr_AnnualReturn2008	(12.04%)
Annual Return 2009	rr_AnnualReturn2009	19.56%
Annual Return 2010	rr_AnnualReturn2010	3.94%
Annual Return 2011	rr_AnnualReturn2011	2.92%
Annual Return 2012	rr_AnnualReturn2012	8.63%
Annual Return 2013	rr_AnnualReturn2013	9.95%
Annual Return 2014	rr_AnnualReturn2014	0.61%
Annual Return 2015	rr_AnnualReturn2015	(4.77%)
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 6/30/2016 is +0.69%
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.69%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2016
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 2nd Quarter 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.94%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 4th Quarter 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(7.12%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
1 Year	rr_AverageAnnualReturnYear01	(4.77%)
5 Years	rr_AverageAnnualReturnYear05	3.32%
10 Years	rr_AverageAnnualReturnYear10	4.74%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Mar. 01, 2012
(Wells Fargo Absolute Return Fund - Administrator Class) | (Wells Fargo Absolute Return Fund) | Administrator Class | (after taxes on distributions)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(5.11%)
5 Years	rr_AverageAnnualReturnYear05	2.81%
10 Years	rr_AverageAnnualReturnYear10	3.06%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Mar. 01, 2012
(Wells Fargo Absolute Return Fund - Administrator Class) | (Wells Fargo Absolute Return Fund) | Administrator Class | (after taxes on distributions and the sale of Fund Shares)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(2.47%)
5 Years	rr_AverageAnnualReturnYear05	2.46%
10 Years	rr_AverageAnnualReturnYear10	3.29%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Mar. 01, 2012
(Wells Fargo Absolute Return Fund - Institutional Class) | (Wells Fargo Absolute Return Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks a positive total return.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	August 31, 2017
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the portfolio turnover rate was 8% of the value of its portfolio. In addition, the portfolio turnover rate for GMO Benchmark-Free Allocation Fund, in which the Fund invests all of its assets, was 53% for its fiscal year ended February 29th.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	53.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is a diversified investment that invests substantially all of its investable assets in GMO Benchmark-Free Allocation Fund (the "Benchmark-Free Allocation Fund"), an investment company managed by Grantham, Mayo, Van Otterloo & Co. LLC ("GMO"). Benchmark-Free Allocation Fund seeks annualized returns of 5% (net of fees) above the Consumer Price Index and annualized volatility (standard deviation) of 5-10%, each over a complete market cycle. GMO does not manage Benchmark-Free Allocation Fund to, or control Benchmark-Free Allocation Fund's risk relative to, any securities index or securities benchmark. GMO seeks to achieve Benchmark-Free Allocation Fund's investment objective by investing in asset classes GMO believes offer the most attractive return and risk opportunities. Benchmark-Free Allocation Fund may invest in any asset class, including, for example:

  U.S. and non-U.S. equity, including emerging country equity;

  U.S. and non-U.S. fixed income, including emerging country debt; and

  alternative asset classes, including real estate and commodities.

GMO uses its multi-year forecasts of returns among asset classes, together with its assessment of the relative risks of such asset classes, to determine Benchmark-Free Allocation Fund's allocations to various asset classes. An important component of those forecasts is GMO's expectation that valuations ultimately revert to their fundamental fair (or intrinsic) value. The factors GMO considers and investment methods GMO uses can change over time.

Benchmark-Free Allocation Fund is structured as a fund of funds and gains its investment exposures primarily by investing in GMO Implementation Fund. In addition, Benchmark-Free Allocation Fund may invest in any other GMO Fund (together with GMO Implementation Fund, the "underlying GMO funds"), whether now existing or created in the future. These underlying GMO funds may include, among others, GMO Alpha Only Fund, GMO Debt Opportunities Fund, GMO Emerging Country Debt Fund, GMO Special Opportunities Fund, and GMO SGM Major Markets Fund. GMO Implementation Fund is permitted to invest in any asset class. Benchmark-Free Allocation Fund also may invest directly in securities (including other underlying funds) and derivatives.

Benchmark-Free Allocation Fund is permitted to invest (directly or through GMO Implementation Fund or other underlying GMO funds) in any asset class, sector, country, or region, and at times may have substantial exposure to a single asset class, sector, country, or region. In addition, Benchmark-Free Allocation Fund is not restricted in its exposure to any particular market and may invest in securities of companies of any market capitalization, credit quality (including below investment grade securities (commonly referred to as "junk bonds")), maturity or duration. Benchmark-Free Allocation Fund may have indirect exposure to derivatives and short sales through its investment in GMO Implementation Fund and other underlying GMO funds. GMO's ability to shift investments within GMO Implementation Fund and between it and other underlying GMO funds is not subject to any limits.

In seeking to achieve Benchmark-Free Allocation Fund's investment objective, GMO may invest a significant portion of Benchmark-Free Allocation Fund's net assets in cash and cash equivalents. GMO would not consider such investments to be "temporary defensive positions."

Benchmark-Free Allocation Fund also may invest in GMO U.S. Treasury Fund, in money market funds unaffiliated with GMO, or directly in the types of investments typically held by money market funds.

While the Fund invests substantially all of its investable assets in the Benchmark-Free Allocation Fund, the Fund may hold cash for short periods of time in order to mitigate the expenses associated with the purchase and sale of shares of the Benchmark-Free Allocation Fund.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Because the Fund invests substantially all of its investable assets in Benchmark-Free Allocation Fund, which, in turn, primarily invests all of its assets in a number of underlying funds (including underlying GMO funds), the following principal risks are those risks that result from the Fund's indirect investments in the underlying funds or direct investment in Benchmark-Free Allocation Fund. In this section, references to the Fund should be read to include the Fund, Benchmark-Free Allocation Fund and the underlying funds, as appropriate.

The Fund's performance will not correlate perfectly with that of Benchmark-Free Allocation Fund due to the impact of the Fund's fees and expenses and to the timing and magnitude of cash flows into and out of the Fund which will create cash balances that cause the Fund's performance to deviate from the performance of the Benchmark-Free Allocation Fund.

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Commodities Risk. Commodity prices can be extremely volatile, and exposure to commodities can cause the net asset value of the Fund's shares to decline or fluctuate in a rapid and unpredictable manner.

Counterparty Risk. The Fund runs the risk that the counterparty to a derivatives contract, a clearing member used by the Fund to hold a cleared derivatives contract, or a borrower of the Fund's securities will be unable or unwilling to make timely settlement payments, return the Fund's margin or otherwise honor its obligations.

Credit Risk. The Fund runs the risk that the issuer or guarantor of a fixed income investment or the obligor of an obligation underlying an asset-backed security will be unable or unwilling to satisfy its obligation to pay principal and interest or otherwise to honor its obligations in a timely manner. The market price of a fixed income investment will normally decline as a result of the issuer's, guarantor's, or obligor's failure to meet its payment obligations, or in an anticipation of such failure. Below investment grade securities (also known as "junk bonds") have speculative characteristics, and changes in economic conditions or other circumstances are more likely to impair the ability of issuers of those securities to make principal and interest payments than is the case with issuers of investment grade securities.

Currency Risk. Fluctuations in exchange rates can adversely affect the market value of the Fund's foreign currency holdings and investments denominated in foreign currencies.

Derivatives and Short Sales Risk. The use of derivatives involves the risk that their value may not change as expected relative to changes in the value of the underlying assets, rates or indices. Derivatives also present other risks, including market risk, illiquidity risk, currency risk, credit risk and counterparty risk. The market price of an option is affected by many factors, including changes in the market prices or dividend rates of underlying securities (or in the case of indices, the securities in such indices); the time remaining before expiration; changes in interest rates or exchange rates; and changes in the actual or perceived volatility of the relevant stock market and underlying securities. The Fund may create short investment exposure by taking a derivative position in which the value of the derivative moves in the opposite direction from the price of an underlying investment, pool of investments, index or currency. The risks of loss associated with derivatives that provide short investment exposure and short sales of securities are theoretically unlimited.

Focused Investment Risk. Investments focused in countries, regions, sectors, industries, or issuers that are subject to the same or similar risk factors and investments whose prices are closely correlated are subject to greater overall risk than investments that are more diversified or whose prices are not as closely correlated.

Fund of Funds Risk. The Fund is indirectly exposed to all of the risks of an investment in the underlying funds (including underlying GMO funds) in which it invests, including the risk that those underlying funds will not perform as expected. Because the Fund bears the fees and expenses of the underlying funds in which it invests, a reallocation of the Fund's investments to underlying funds with higher fees or expenses will increase the Fund's total expenses. The fees and expenses associated with an investment in the Fund are less predictable than those associated with an investment in funds that charge a fixed management fee.

Futures Contracts Risk. The risk of loss to the Fund resulting from its use of futures contracts is potentially unlimited. Futures markets are highly volatile and the use of futures contracts may increase the volatility of the Fund's net asset value. A liquid secondary market may not exist for any particular futures contract at any particular time and the Fund might be unable to effect closing transactions to terminate its exposure to the contract. If the Fund uses futures contracts for hedging purposes, it runs the risk of imperfect correlation between changes in the prices of the contracts and changes in the securities, index, or other asset underlying the contracts or movements in the prices of the Fund's investments that are the subject of the hedge. In addition, the Fund may be delayed or prevented from recovering margin or other amounts deposited with a futures commission merchant or futures clearinghouse. Foreign futures contracts may be less liquid and more volatile than U.S. contracts.

Illiquidity Risk. Low trading volume, lack of a market maker, large position size, or legal restrictions may limit or prevent the Fund or an underlying fund from selling particular securities or closing derivative positions at desirable prices.

Large Shareholder Risk. To the extent that a large number of shares of the Fund is held by a single shareholder (e.g., an institutional investor), the Fund is subject to the risk that a redemption by that shareholder of all or a large portion of its Fund shares will require the Fund to sell securities at disadvantageous prices or otherwise disrupt the Fund's operations.

Leveraging Risk. The use of reverse repurchase agreements and other derivatives and securities lending creates leverage. Leverage increases the Fund's losses when the value of its investments (including derivatives) declines.

Management and Operational Risk. Benchmark-Free Allocation Fund and the underlying funds run the risk that GMO's investment techniques will fail to produce desired results (including the annualized volatility and the annualized returns above the Consumer Price Index that Benchmark-Free Allocation Fund seeks). In addition, Benchmark-Free Allocation Fund could produce results consistent with annualized volatility over a complete market cycle yet experience shorter periods of significantly higher or lower volatility. GMO often uses quantitative models as part of its investment process. GMO's models are not necessarily predictive of future market events and use simplifying assumptions that can limit their effectiveness. In addition, the data on which the models are based is subject to limitations (e.g., inaccuracies, staleness) that could adversely affect the performance of Benchmark-Free Allocation Fund or the underlying GMO funds. The Fund also runs the risk that GMO's assessment of an investment (including a company's fundamental fair (or intrinsic) value) may be wrong or that deficiencies in GMO's or another service provider's internal systems or controls will cause losses or impair operations for Benchmark-Free Allocation Fund or the underlying funds.

Market Disruption and Geopolitical Risk. Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could adversely affect the value of the Fund's investments.

Market Risk - Asset-Backed Securities. The market price of fixed income investments with complex structures, such as asset-backed securities, can decline due to a variety of factors, including market uncertainty about their credit quality and the reliability of their payment streams. Payment streams associated with asset-backed securities held by the Fund depend on many factors (e.g., the cash flow generated by the assets backing the securities, the deal structure, the creditworthiness of any credit-support provider, and the reliability of various other service providers with access to the payment stream), and a problem in any one of these factors can lead to a reduction in the payment stream GMO expected the Fund to receive at the time the Fund purchased the asset-backed security.

Market Risk - Equities. The market price of an equity may decline due to factors affecting the issuer, its industry, or the economy and equity markets generally. If an underlying fund purchases an equity for less than its fundamental fair (or intrinsic) value as determined by GMO, Benchmark-Free Allocation Fund runs the risk that the market price of the equity will not appreciate or will decline due to GMO's incorrect assessment of the euity's fundamental fair (or intrinsic) value. An underlying fund also may purchase equities that typically trade at higher multiples of current earnings than other securities, and the market prices of these equities often are more sensitive to changes in future earnings expectations than the market prices of equities trading at lower multiples. Declines in stock market prices generally are likely to reduce the net asset value of the Fund's shares.

Market Risk - Fixed Income Investments. The market price of a fixed income investment can decline due to market-related factors, including rising interest rates and widening credit spreads, or decreased liquidity stemming from the market's uncertainty about the value of a fixed income investment (or class of fixed income investments).

Merger Arbitrage Risk. If the Fund purchases securities in anticipation of a proposed merger, exchange offer, tender offer, or other similar transaction and that transaction later appears unlikely to be consummated or, in fact, is not consummated or is delayed, the market prices of the securities purchased by the Fund may decline sharply, resulting in losses to the Fund. The risk/reward payout of merger arbitrage strategies typically is asymmetric, as the losses in failed transactions often far exceed the gains in successful transactions. Merger arbitrage strategies are subject to the risk of overall market movements, and the Fund may experience losses even if a transaction is consummated.

Non-Diversified Funds Risk. The Fund invests a portion of its assets in shares of one or more other funds that are not "diversified" investment companies within the meaning of the Investment Company Act of 1940, as amended (the "1940 Act"). This means they are allowed to invest in the securities of relatively few issuers. As a result, they may be subject to greater credit, market and other risks, and poor performance by a single issuer may have a greater impact on their performance, than if they were "diversified." The Fund may invest without limitation in funds that are not diversified.

Non-U.S. Investment Risk. The market prices of many non-U.S. securities fluctuate more than those of U.S. securities. Many non-U.S. securities markets are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the cost of trading in those markets often is higher than in U.S. securities markets. Transactions in non-U.S. securities generally involve higher commission rates, transfer taxes, and custodial costs than similar transactions in U.S. securities. In addition, the Fund may be subject to non-U.S. taxes, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends, interest, or other amounts it realizes or accrues in respect of non-U.S. investments; (ii) transactions in those investments; and (iii) repatriation of proceeds generated from the sale or other disposition of those investments. Also, the Fund needs a license to invest directly in many non-U.S. securities markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some non-U.S. securities markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund's investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of non-U.S. issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies of which may be predominantly based on only a few industries or dependent on revenues from particular commodities and which often are more volatile than the economies of developed countries.

Small Company Risk. Smaller companies may have limited product lines, markets or financial resources, may lack the competitive strength of larger companies, may have inexperienced managers or may depend on a few key employees. The securities of companies with smaller market capitalizations often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversified Funds Risk. The Fund invests a portion of its assets in shares of one or more other funds that are not "diversified" investment companies within the meaning of the Investment Company Act of 1940, as amended (the "1940 Act"). This means they are allowed to invest in the securities of relatively few issuers. As a result, they may be subject to greater credit, market and other risks, and poor performance by a single issuer may have a greater impact on their performance, than if they were "diversified." The Fund may invest without limitation in funds that are not diversified.
Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund may lose money
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's website at wellsfargofunds.com.

Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter: 2nd Quarter 2009	+8.94%
Lowest Quarter: 4th Quarter 2008	-7.12%
Year-to-date total return as of 6/30/2016 is +0.89%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2015	[10]
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance before and after taxes is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wellsfargofunds.com
(Wells Fargo Absolute Return Fund - Institutional Class) | (Wells Fargo Absolute Return Fund) | MSCI ACWI Index (Net) (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(2.36%)
5 Years	rr_AverageAnnualReturnYear05	6.09%
10 Years	rr_AverageAnnualReturnYear10	4.75%
(Wells Fargo Absolute Return Fund - Institutional Class) | (Wells Fargo Absolute Return Fund) | Barclays U.S. TIPS 1-10 Year Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(0.52%)
5 Years	rr_AverageAnnualReturnYear05	1.64%
10 Years	rr_AverageAnnualReturnYear10	3.51%
(Wells Fargo Absolute Return Fund - Institutional Class) | (Wells Fargo Absolute Return Fund) | Consumer Price Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	0.73%
5 Years	rr_AverageAnnualReturnYear05	1.53%
10 Years	rr_AverageAnnualReturnYear10	1.86%
(Wells Fargo Absolute Return Fund - Institutional Class) | (Wells Fargo Absolute Return Fund) | Institutional Class
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.72%	[4]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.28%	[5]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.20%	[6]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.20%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.19%	[11]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 121
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	380
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	659
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,454
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Institutional Class as of 12/31 each year
Annual Return 2006	rr_AnnualReturn2006	11.90%
Annual Return 2007	rr_AnnualReturn2007	10.27%
Annual Return 2008	rr_AnnualReturn2008	(12.04%)
Annual Return 2009	rr_AnnualReturn2009	19.56%
Annual Return 2010	rr_AnnualReturn2010	3.94%
Annual Return 2011	rr_AnnualReturn2011	2.92%
Annual Return 2012	rr_AnnualReturn2012	8.70%
Annual Return 2013	rr_AnnualReturn2013	10.25%
Annual Return 2014	rr_AnnualReturn2014	0.94%
Annual Return 2015	rr_AnnualReturn2015	(4.61%)
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 6/30/2016 is +0.89%
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.89%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2016
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 2nd Quarter 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.94%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 4th Quarter 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(7.12%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
1 Year	rr_AverageAnnualReturnYear01	(4.61%)
5 Years	rr_AverageAnnualReturnYear05	3.50%
10 Years	rr_AverageAnnualReturnYear10	4.82%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2012
(Wells Fargo Absolute Return Fund - Institutional Class) | (Wells Fargo Absolute Return Fund) | Institutional Class | (after taxes on distributions)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(5.11%)
5 Years	rr_AverageAnnualReturnYear05	2.99%
10 Years	rr_AverageAnnualReturnYear10	2.90%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2012
(Wells Fargo Absolute Return Fund - Institutional Class) | (Wells Fargo Absolute Return Fund) | Institutional Class | (after taxes on distributions and the sale of Fund Shares)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(2.35%)
5 Years	rr_AverageAnnualReturnYear05	2.64%
10 Years	rr_AverageAnnualReturnYear10	3.09%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2012
(Wells Fargo Absolute Return Fund - Class R) | (Wells Fargo Absolute Return Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks a positive total return.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	August 31, 2017
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the portfolio turnover rate was 8% of the value of its portfolio. In addition, the portfolio turnover rate for GMO Benchmark-Free Allocation Fund, in which the Fund invests all of its assets, was 53% for its fiscal year ended February 29th.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	53.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is a diversified investment that invests substantially all of its investable assets in GMO Benchmark-Free Allocation Fund (the "Benchmark-Free Allocation Fund"), an investment company managed by Grantham, Mayo, Van Otterloo & Co. LLC ("GMO"). Benchmark-Free Allocation Fund seeks annualized returns of 5% (net of fees) above the Consumer Price Index and annualized volatility (standard deviation) of 5-10%, each over a complete market cycle. GMO does not manage Benchmark-Free Allocation Fund to, or control Benchmark-Free Allocation Fund's risk relative to, any securities index or securities benchmark. GMO seeks to achieve Benchmark-Free Allocation Fund's investment objective by investing in asset classes GMO believes offer the most attractive return and risk opportunities. Benchmark-Free Allocation Fund may invest in any asset class, including, for example:

  U.S. and non-U.S. equity, including emerging country equity;

  U.S. and non-U.S. fixed income, including emerging country debt; and

  alternative asset classes, including real estate and commodities.

GMO uses its multi-year forecasts of returns among asset classes, together with its assessment of the relative risks of such asset classes, to determine Benchmark-Free Allocation Fund's allocations to various asset classes. An important component of those forecasts is GMO's expectation that valuations ultimately revert to their fundamental fair (or intrinsic) value. The factors GMO considers and investment methods GMO uses can change over time.

Benchmark-Free Allocation Fund is structured as a fund of funds and gains its investment exposures primarily by investing in GMO Implementation Fund. In addition, Benchmark-Free Allocation Fund may invest in any other GMO Fund (together with GMO Implementation Fund, the "underlying GMO funds"), whether now existing or created in the future. These underlying GMO funds may include, among others, GMO Alpha Only Fund, GMO Debt Opportunities Fund, GMO Emerging Country Debt Fund, GMO Special Opportunities Fund, and GMO SGM Major Markets Fund. GMO Implementation Fund is permitted to invest in any asset class. Benchmark-Free Allocation Fund also may invest directly in securities (including other underlying funds) and derivatives.

Benchmark-Free Allocation Fund is permitted to invest (directly or through GMO Implementation Fund or other underlying GMO funds) in any asset class, sector, country, or region, and at times may have substantial exposure to a single asset class, sector, country, or region. In addition, Benchmark-Free Allocation Fund is not restricted in its exposure to any particular market and may invest in securities of companies of any market capitalization, credit quality (including below investment grade securities (commonly referred to as "junk bonds")), maturity or duration. Benchmark-Free Allocation Fund may have indirect exposure to derivatives and short sales through its investment in GMO Implementation Fund and other underlying GMO funds. GMO's ability to shift investments within GMO Implementation Fund and between it and other underlying GMO funds is not subject to any limits.

In seeking to achieve Benchmark-Free Allocation Fund's investment objective, GMO may invest a significant portion of Benchmark-Free Allocation Fund's net assets in cash and cash equivalents. GMO would not consider such investments to be "temporary defensive positions."

Benchmark-Free Allocation Fund also may invest in GMO U.S. Treasury Fund, in money market funds unaffiliated with GMO, or directly in the types of investments typically held by money market funds.

While the Fund invests substantially all of its investable assets in the Benchmark-Free Allocation Fund, the Fund may hold cash for short periods of time in order to mitigate the expenses associated with the purchase and sale of shares of the Benchmark-Free Allocation Fund.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Because the Fund invests substantially all of its investable assets in Benchmark-Free Allocation Fund, which, in turn, primarily invests all of its assets in a number of underlying funds (including underlying GMO funds), the following principal risks are those risks that result from the Fund's indirect investments in the underlying funds or direct investment in Benchmark-Free Allocation Fund. In this section, references to the Fund should be read to include the Fund, Benchmark-Free Allocation Fund and the underlying funds, as appropriate.

The Fund's performance will not correlate perfectly with that of Benchmark-Free Allocation Fund due to the impact of the Fund's fees and expenses and to the timing and magnitude of cash flows into and out of the Fund which will create cash balances that cause the Fund's performance to deviate from the performance of the Benchmark-Free Allocation Fund.

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Commodities Risk. Commodity prices can be extremely volatile, and exposure to commodities can cause the net asset value of the Fund's shares to decline or fluctuate in a rapid and unpredictable manner.

Counterparty Risk. The Fund runs the risk that the counterparty to a derivatives contract, a clearing member used by the Fund to hold a cleared derivatives contract, or a borrower of the Fund's securities will be unable or unwilling to make timely settlement payments, return the Fund's margin or otherwise honor its obligations.

Credit Risk. The Fund runs the risk that the issuer or guarantor of a fixed income investment or the obligor of an obligation underlying an asset-backed security will be unable or unwilling to satisfy its obligation to pay principal and interest or otherwise to honor its obligations in a timely manner. The market price of a fixed income investment will normally decline as a result of the issuer's, guarantor's, or obligor's failure to meet its payment obligations, or in an anticipation of such failure. Below investment grade securities (also known as "junk bonds") have speculative characteristics, and changes in economic conditions or other circumstances are more likely to impair the ability of issuers of those securities to make principal and interest payments than is the case with issuers of investment grade securities.

Currency Risk. Fluctuations in exchange rates can adversely affect the market value of the Fund's foreign currency holdings and investments denominated in foreign currencies.

Derivatives and Short Sales Risk. The use of derivatives involves the risk that their value may not change as expected relative to changes in the value of the underlying assets, rates or indices. Derivatives also present other risks, including market risk, illiquidity risk, currency risk, credit risk and counterparty risk. The market price of an option is affected by many factors, including changes in the market prices or dividend rates of underlying securities (or in the case of indices, the securities in such indices); the time remaining before expiration; changes in interest rates or exchange rates; and changes in the actual or perceived volatility of the relevant stock market and underlying securities. The Fund may create short investment exposure by taking a derivative position in which the value of the derivative moves in the opposite direction from the price of an underlying investment, pool of investments, index or currency. The risks of loss associated with derivatives that provide short investment exposure and short sales of securities are theoretically unlimited.

Focused Investment Risk. Investments focused in countries, regions, sectors, industries, or issuers that are subject to the same or similar risk factors and investments whose prices are closely correlated are subject to greater overall risk than investments that are more diversified or whose prices are not as closely correlated.

Fund of Funds Risk. The Fund is indirectly exposed to all of the risks of an investment in the underlying funds (including underlying GMO funds) in which it invests, including the risk that those underlying funds will not perform as expected. Because the Fund bears the fees and expenses of the underlying funds in which it invests, a reallocation of the Fund's investments to underlying funds with higher fees or expenses will increase the Fund's total expenses. The fees and expenses associated with an investment in the Fund are less predictable than those associated with an investment in funds that charge a fixed management fee.

Futures Contracts Risk. The risk of loss to the Fund resulting from its use of futures contracts is potentially unlimited. Futures markets are highly volatile and the use of futures contracts may increase the volatility of the Fund's net asset value. A liquid secondary market may not exist for any particular futures contract at any particular time and the Fund might be unable to effect closing transactions to terminate its exposure to the contract. If the Fund uses futures contracts for hedging purposes, it runs the risk of imperfect correlation between changes in the prices of the contracts and changes in the securities, index, or other asset underlying the contracts or movements in the prices of the Fund's investments that are the subject of the hedge. In addition, the Fund may be delayed or prevented from recovering margin or other amounts deposited with a futures commission merchant or futures clearinghouse. Foreign futures contracts may be less liquid and more volatile than U.S. contracts.

Illiquidity Risk. Low trading volume, lack of a market maker, large position size, or legal restrictions may limit or prevent the Fund or an underlying fund from selling particular securities or closing derivative positions at desirable prices.

Large Shareholder Risk. To the extent that a large number of shares of the Fund is held by a single shareholder (e.g., an institutional investor), the Fund is subject to the risk that a redemption by that shareholder of all or a large portion of its Fund shares will require the Fund to sell securities at disadvantageous prices or otherwise disrupt the Fund's operations.

Leveraging Risk. The use of reverse repurchase agreements and other derivatives and securities lending creates leverage. Leverage increases the Fund's losses when the value of its investments (including derivatives) declines.

Management and Operational Risk. Benchmark-Free Allocation Fund and the underlying funds run the risk that GMO's investment techniques will fail to produce desired results (including the annualized volatility and the annualized returns above the Consumer Price Index that Benchmark-Free Allocation Fund seeks). In addition, Benchmark-Free Allocation Fund could produce results consistent with annualized volatility over a complete market cycle yet experience shorter periods of significantly higher or lower volatility. GMO often uses quantitative models as part of its investment process. GMO's models are not necessarily predictive of future market events and use simplifying assumptions that can limit their effectiveness. In addition, the data on which the models are based is subject to limitations (e.g., inaccuracies, staleness) that could adversely affect the performance of Benchmark-Free Allocation Fund or the underlying GMO funds. The Fund also runs the risk that GMO's assessment of an investment (including a company's fundamental fair (or intrinsic) value) may be wrong or that deficiencies in GMO's or another service provider's internal systems or controls will cause losses or impair operations for Benchmark-Free Allocation Fund or the underlying funds.

Market Disruption and Geopolitical Risk. Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could adversely affect the value of the Fund's investments.

Market Risk - Asset-Backed Securities. The market price of fixed income investments with complex structures, such as asset-backed securities, can decline due to a variety of factors, including market uncertainty about their credit quality and the reliability of their payment streams. Payment streams associated with asset-backed securities held by the Fund depend on many factors (e.g., the cash flow generated by the assets backing the securities, the deal structure, the creditworthiness of any credit-support provider, and the reliability of various other service providers with access to the payment stream), and a problem in any one of these factors can lead to a reduction in the payment stream GMO expected the Fund to receive at the time the Fund purchased the asset-backed security.

Market Risk - Equities. The market price of an equity may decline due to factors affecting the issuer, its industry, or the economy and equity markets generally. If an underlying fund purchases an equity for less than its fundamental fair (or intrinsic) value as determined by GMO, Benchmark-Free Allocation Fund runs the risk that the market price of the equity will not appreciate or will decline due to GMO's incorrect assessment of the euity's fundamental fair (or intrinsic) value. An underlying fund also may purchase equities that typically trade at higher multiples of current earnings than other securities, and the market prices of these equities often are more sensitive to changes in future earnings expectations than the market prices of equities trading at lower multiples. Declines in stock market prices generally are likely to reduce the net asset value of the Fund's shares.

Market Risk - Fixed Income Investments. The market price of a fixed income investment can decline due to market-related factors, including rising interest rates and widening credit spreads, or decreased liquidity stemming from the market's uncertainty about the value of a fixed income investment (or class of fixed income investments).

Merger Arbitrage Risk. If the Fund purchases securities in anticipation of a proposed merger, exchange offer, tender offer, or other similar transaction and that transaction later appears unlikely to be consummated or, in fact, is not consummated or is delayed, the market prices of the securities purchased by the Fund may decline sharply, resulting in losses to the Fund. The risk/reward payout of merger arbitrage strategies typically is asymmetric, as the losses in failed transactions often far exceed the gains in successful transactions. Merger arbitrage strategies are subject to the risk of overall market movements, and the Fund may experience losses even if a transaction is consummated.

Non-Diversified Funds Risk. The Fund invests a portion of its assets in shares of one or more other funds that are not "diversified" investment companies within the meaning of the Investment Company Act of 1940, as amended (the "1940 Act"). This means they are allowed to invest in the securities of relatively few issuers. As a result, they may be subject to greater credit, market and other risks, and poor performance by a single issuer may have a greater impact on their performance, than if they were "diversified." The Fund may invest without limitation in funds that are not diversified.

Non-U.S. Investment Risk. The market prices of many non-U.S. securities fluctuate more than those of U.S. securities. Many non-U.S. securities markets are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the cost of trading in those markets often is higher than in U.S. securities markets. Transactions in non-U.S. securities generally involve higher commission rates, transfer taxes, and custodial costs than similar transactions in U.S. securities. In addition, the Fund may be subject to non-U.S. taxes, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends, interest, or other amounts it realizes or accrues in respect of non-U.S. investments; (ii) transactions in those investments; and (iii) repatriation of proceeds generated from the sale or other disposition of those investments. Also, the Fund needs a license to invest directly in many non-U.S. securities markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some non-U.S. securities markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund's investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of non-U.S. issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies of which may be predominantly based on only a few industries or dependent on revenues from particular commodities and which often are more volatile than the economies of developed countries.

Small Company Risk. Smaller companies may have limited product lines, markets or financial resources, may lack the competitive strength of larger companies, may have inexperienced managers or may depend on a few key employees. The securities of companies with smaller market capitalizations often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversified Funds Risk. The Fund invests a portion of its assets in shares of one or more other funds that are not "diversified" investment companies within the meaning of the Investment Company Act of 1940, as amended (the "1940 Act"). This means they are allowed to invest in the securities of relatively few issuers. As a result, they may be subject to greater credit, market and other risks, and poor performance by a single issuer may have a greater impact on their performance, than if they were "diversified." The Fund may invest without limitation in funds that are not diversified.
Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund may lose money
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's website at wellsfargofunds.com.

Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter: 2nd Quarter 2009	+9.08%
Lowest Quarter: 4th Quarter 2008	-6.99%
Year-to-date total return as of 6/30/2016 is +0.59%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2015	[12]
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance is no guarantee of future results.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wellsfargofunds.com
(Wells Fargo Absolute Return Fund - Class R) | (Wells Fargo Absolute Return Fund) | MSCI ACWI Index (Net) (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(2.36%)
5 Years	rr_AverageAnnualReturnYear05	6.09%
10 Years	rr_AverageAnnualReturnYear10	4.75%
(Wells Fargo Absolute Return Fund - Class R) | (Wells Fargo Absolute Return Fund) | Barclays U.S. TIPS 1-10 Year Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(0.52%)
5 Years	rr_AverageAnnualReturnYear05	1.64%
10 Years	rr_AverageAnnualReturnYear10	3.51%
(Wells Fargo Absolute Return Fund - Class R) | (Wells Fargo Absolute Return Fund) | Consumer Price Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	0.73%
5 Years	rr_AverageAnnualReturnYear05	1.53%
10 Years	rr_AverageAnnualReturnYear10	1.86%
(Wells Fargo Absolute Return Fund - Class R) | (Wells Fargo Absolute Return Fund) | Class R
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.72%	[4]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.61%	[5]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.20%	[6]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.78%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	none
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.78%	[13]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 181
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	560
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	964
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,095
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Class R as of 12/31 each year
Annual Return 2006	rr_AnnualReturn2006	11.90%
Annual Return 2007	rr_AnnualReturn2007	10.27%
Annual Return 2008	rr_AnnualReturn2008	(12.04%)
Annual Return 2009	rr_AnnualReturn2009	19.56%
Annual Return 2010	rr_AnnualReturn2010	3.94%
Annual Return 2011	rr_AnnualReturn2011	2.92%
Annual Return 2012	rr_AnnualReturn2012	8.63%
Annual Return 2013	rr_AnnualReturn2013	9.95%
Annual Return 2014	rr_AnnualReturn2014	0.61%
Annual Return 2015	rr_AnnualReturn2015	(5.16%)
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 6/30/2016 is +0.59%
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.59%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2016
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 2nd Quarter 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.08%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 4th Quarter 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(6.99%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
1 Year	rr_AverageAnnualReturnYear01	(5.16%)
5 Years	rr_AverageAnnualReturnYear05	3.13%
10 Years	rr_AverageAnnualReturnYear10	4.92%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2015
(Wells Fargo Absolute Return Fund - Class R6) | (Wells Fargo Absolute Return Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks a positive total return.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	August 31, 2017
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the portfolio turnover rate was 8% of the value of its portfolio. In addition, the portfolio turnover rate for GMO Benchmark-Free Allocation Fund, in which the Fund invests all of its assets, was 53% for its fiscal year ended February 29th.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	53.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is a diversified investment that invests substantially all of its investable assets in GMO Benchmark-Free Allocation Fund (the "Benchmark-Free Allocation Fund"), an investment company managed by Grantham, Mayo, Van Otterloo & Co. LLC ("GMO"). Benchmark-Free Allocation Fund seeks annualized returns of 5% (net of fees) above the Consumer Price Index and annualized volatility (standard deviation) of 5-10%, each over a complete market cycle. GMO does not manage Benchmark-Free Allocation Fund to, or control Benchmark-Free Allocation Fund's risk relative to, any securities index or securities benchmark. GMO seeks to achieve Benchmark-Free Allocation Fund's investment objective by investing in asset classes GMO believes offer the most attractive return and risk opportunities. Benchmark-Free Allocation Fund may invest in any asset class, including, for example:

  U.S. and non-U.S. equity, including emerging country equity;

  U.S. and non-U.S. fixed income, including emerging country debt; and

  alternative asset classes, including real estate and commodities.

GMO uses its multi-year forecasts of returns among asset classes, together with its assessment of the relative risks of such asset classes, to determine Benchmark-Free Allocation Fund's allocations to various asset classes. An important component of those forecasts is GMO's expectation that valuations ultimately revert to their fundamental fair (or intrinsic) value. The factors GMO considers and investment methods GMO uses can change over time.

Benchmark-Free Allocation Fund is structured as a fund of funds and gains its investment exposures primarily by investing in GMO Implementation Fund. In addition, Benchmark-Free Allocation Fund may invest in any other GMO Fund (together with GMO Implementation Fund, the "underlying GMO funds"), whether now existing or created in the future. These underlying GMO funds may include, among others, GMO Alpha Only Fund, GMO Debt Opportunities Fund, GMO Emerging Country Debt Fund, GMO Special Opportunities Fund, and GMO SGM Major Markets Fund. GMO Implementation Fund is permitted to invest in any asset class. Benchmark-Free Allocation Fund also may invest directly in securities (including other underlying funds) and derivatives.

Benchmark-Free Allocation Fund is permitted to invest (directly or through GMO Implementation Fund or other underlying GMO funds) in any asset class, sector, country, or region, and at times may have substantial exposure to a single asset class, sector, country, or region. In addition, Benchmark-Free Allocation Fund is not restricted in its exposure to any particular market and may invest in securities of companies of any market capitalization, credit quality (including below investment grade securities (commonly referred to as "junk bonds")), maturity or duration. Benchmark-Free Allocation Fund may have indirect exposure to derivatives and short sales through its investment in GMO Implementation Fund and other underlying GMO funds. GMO's ability to shift investments within GMO Implementation Fund and between it and other underlying GMO funds is not subject to any limits.

In seeking to achieve Benchmark-Free Allocation Fund's investment objective, GMO may invest a significant portion of Benchmark-Free Allocation Fund's net assets in cash and cash equivalents. GMO would not consider such investments to be "temporary defensive positions."

Benchmark-Free Allocation Fund also may invest in GMO U.S. Treasury Fund, in money market funds unaffiliated with GMO, or directly in the types of investments typically held by money market funds.

While the Fund invests substantially all of its investable assets in the Benchmark-Free Allocation Fund, the Fund may hold cash for short periods of time in order to mitigate the expenses associated with the purchase and sale of shares of the Benchmark-Free Allocation Fund.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Because the Fund invests substantially all of its investable assets in Benchmark-Free Allocation Fund, which, in turn, primarily invests all of its assets in a number of underlying funds (including underlying GMO funds), the following principal risks are those risks that result from the Fund's indirect investments in the underlying funds or direct investment in Benchmark-Free Allocation Fund. In this section, references to the Fund should be read to include the Fund, Benchmark-Free Allocation Fund and the underlying funds, as appropriate.

The Fund's performance will not correlate perfectly with that of Benchmark-Free Allocation Fund due to the impact of the Fund's fees and expenses and to the timing and magnitude of cash flows into and out of the Fund which will create cash balances that cause the Fund's performance to deviate from the performance of the Benchmark-Free Allocation Fund.

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Commodities Risk. Commodity prices can be extremely volatile, and exposure to commodities can cause the net asset value of the Fund's shares to decline or fluctuate in a rapid and unpredictable manner.

Counterparty Risk. The Fund runs the risk that the counterparty to a derivatives contract, a clearing member used by the Fund to hold a cleared derivatives contract, or a borrower of the Fund's securities will be unable or unwilling to make timely settlement payments, return the Fund's margin or otherwise honor its obligations.

Credit Risk. The Fund runs the risk that the issuer or guarantor of a fixed income investment or the obligor of an obligation underlying an asset-backed security will be unable or unwilling to satisfy its obligation to pay principal and interest or otherwise to honor its obligations in a timely manner. The market price of a fixed income investment will normally decline as a result of the issuer's, guarantor's, or obligor's failure to meet its payment obligations, or in an anticipation of such failure. Below investment grade securities (also known as "junk bonds") have speculative characteristics, and changes in economic conditions or other circumstances are more likely to impair the ability of issuers of those securities to make principal and interest payments than is the case with issuers of investment grade securities.

Currency Risk. Fluctuations in exchange rates can adversely affect the market value of the Fund's foreign currency holdings and investments denominated in foreign currencies.

Derivatives and Short Sales Risk. The use of derivatives involves the risk that their value may not change as expected relative to changes in the value of the underlying assets, rates or indices. Derivatives also present other risks, including market risk, illiquidity risk, currency risk, credit risk and counterparty risk. The market price of an option is affected by many factors, including changes in the market prices or dividend rates of underlying securities (or in the case of indices, the securities in such indices); the time remaining before expiration; changes in interest rates or exchange rates; and changes in the actual or perceived volatility of the relevant stock market and underlying securities. The Fund may create short investment exposure by taking a derivative position in which the value of the derivative moves in the opposite direction from the price of an underlying investment, pool of investments, index or currency. The risks of loss associated with derivatives that provide short investment exposure and short sales of securities are theoretically unlimited.

Focused Investment Risk. Investments focused in countries, regions, sectors, industries, or issuers that are subject to the same or similar risk factors and investments whose prices are closely correlated are subject to greater overall risk than investments that are more diversified or whose prices are not as closely correlated.

Fund of Funds Risk. The Fund is indirectly exposed to all of the risks of an investment in the underlying funds (including underlying GMO funds) in which it invests, including the risk that those underlying funds will not perform as expected. Because the Fund bears the fees and expenses of the underlying funds in which it invests, a reallocation of the Fund's investments to underlying funds with higher fees or expenses will increase the Fund's total expenses. The fees and expenses associated with an investment in the Fund are less predictable than those associated with an investment in funds that charge a fixed management fee.

Futures Contracts Risk. The risk of loss to the Fund resulting from its use of futures contracts is potentially unlimited. Futures markets are highly volatile and the use of futures contracts may increase the volatility of the Fund's net asset value. A liquid secondary market may not exist for any particular futures contract at any particular time and the Fund might be unable to effect closing transactions to terminate its exposure to the contract. If the Fund uses futures contracts for hedging purposes, it runs the risk of imperfect correlation between changes in the prices of the contracts and changes in the securities, index, or other asset underlying the contracts or movements in the prices of the Fund's investments that are the subject of the hedge. In addition, the Fund may be delayed or prevented from recovering margin or other amounts deposited with a futures commission merchant or futures clearinghouse. Foreign futures contracts may be less liquid and more volatile than U.S. contracts.

Illiquidity Risk. Low trading volume, lack of a market maker, large position size, or legal restrictions may limit or prevent the Fund or an underlying fund from selling particular securities or closing derivative positions at desirable prices.

Large Shareholder Risk. To the extent that a large number of shares of the Fund is held by a single shareholder (e.g., an institutional investor), the Fund is subject to the risk that a redemption by that shareholder of all or a large portion of its Fund shares will require the Fund to sell securities at disadvantageous prices or otherwise disrupt the Fund's operations.

Leveraging Risk. The use of reverse repurchase agreements and other derivatives and securities lending creates leverage. Leverage increases the Fund's losses when the value of its investments (including derivatives) declines.

Management and Operational Risk. Benchmark-Free Allocation Fund and the underlying funds run the risk that GMO's investment techniques will fail to produce desired results (including the annualized volatility and the annualized returns above the Consumer Price Index that Benchmark-Free Allocation Fund seeks). In addition, Benchmark-Free Allocation Fund could produce results consistent with annualized volatility over a complete market cycle yet experience shorter periods of significantly higher or lower volatility. GMO often uses quantitative models as part of its investment process. GMO's models are not necessarily predictive of future market events and use simplifying assumptions that can limit their effectiveness. In addition, the data on which the models are based is subject to limitations (e.g., inaccuracies, staleness) that could adversely affect the performance of Benchmark-Free Allocation Fund or the underlying GMO funds. The Fund also runs the risk that GMO's assessment of an investment (including a company's fundamental fair (or intrinsic) value) may be wrong or that deficiencies in GMO's or another service provider's internal systems or controls will cause losses or impair operations for Benchmark-Free Allocation Fund or the underlying funds.

Market Disruption and Geopolitical Risk. Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could adversely affect the value of the Fund's investments.

Market Risk - Asset-Backed Securities. The market price of fixed income investments with complex structures, such as asset-backed securities, can decline due to a variety of factors, including market uncertainty about their credit quality and the reliability of their payment streams. Payment streams associated with asset-backed securities held by the Fund depend on many factors (e.g., the cash flow generated by the assets backing the securities, the deal structure, the creditworthiness of any credit-support provider, and the reliability of various other service providers with access to the payment stream), and a problem in any one of these factors can lead to a reduction in the payment stream GMO expected the Fund to receive at the time the Fund purchased the asset-backed security.

Market Risk - Equities. The market price of an equity may decline due to factors affecting the issuer, its industry, or the economy and equity markets generally. If an underlying fund purchases an equity for less than its fundamental fair (or intrinsic) value as determined by GMO, Benchmark-Free Allocation Fund runs the risk that the market price of the equity will not appreciate or will decline due to GMO's incorrect assessment of the euity's fundamental fair (or intrinsic) value. An underlying fund also may purchase equities that typically trade at higher multiples of current earnings than other securities, and the market prices of these equities often are more sensitive to changes in future earnings expectations than the market prices of equities trading at lower multiples. Declines in stock market prices generally are likely to reduce the net asset value of the Fund's shares.

Market Risk - Fixed Income Investments. The market price of a fixed income investment can decline due to market-related factors, including rising interest rates and widening credit spreads, or decreased liquidity stemming from the market's uncertainty about the value of a fixed income investment (or class of fixed income investments).

Merger Arbitrage Risk. If the Fund purchases securities in anticipation of a proposed merger, exchange offer, tender offer, or other similar transaction and that transaction later appears unlikely to be consummated or, in fact, is not consummated or is delayed, the market prices of the securities purchased by the Fund may decline sharply, resulting in losses to the Fund. The risk/reward payout of merger arbitrage strategies typically is asymmetric, as the losses in failed transactions often far exceed the gains in successful transactions. Merger arbitrage strategies are subject to the risk of overall market movements, and the Fund may experience losses even if a transaction is consummated.

Non-Diversified Funds Risk. The Fund invests a portion of its assets in shares of one or more other funds that are not "diversified" investment companies within the meaning of the Investment Company Act of 1940, as amended (the "1940 Act"). This means they are allowed to invest in the securities of relatively few issuers. As a result, they may be subject to greater credit, market and other risks, and poor performance by a single issuer may have a greater impact on their performance, than if they were "diversified." The Fund may invest without limitation in funds that are not diversified.

Non-U.S. Investment Risk. The market prices of many non-U.S. securities fluctuate more than those of U.S. securities. Many non-U.S. securities markets are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the cost of trading in those markets often is higher than in U.S. securities markets. Transactions in non-U.S. securities generally involve higher commission rates, transfer taxes, and custodial costs than similar transactions in U.S. securities. In addition, the Fund may be subject to non-U.S. taxes, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends, interest, or other amounts it realizes or accrues in respect of non-U.S. investments; (ii) transactions in those investments; and (iii) repatriation of proceeds generated from the sale or other disposition of those investments. Also, the Fund needs a license to invest directly in many non-U.S. securities markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some non-U.S. securities markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund's investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of non-U.S. issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies of which may be predominantly based on only a few industries or dependent on revenues from particular commodities and which often are more volatile than the economies of developed countries.

Small Company Risk. Smaller companies may have limited product lines, markets or financial resources, may lack the competitive strength of larger companies, may have inexperienced managers or may depend on a few key employees. The securities of companies with smaller market capitalizations often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversified Funds Risk. The Fund invests a portion of its assets in shares of one or more other funds that are not "diversified" investment companies within the meaning of the Investment Company Act of 1940, as amended (the "1940 Act"). This means they are allowed to invest in the securities of relatively few issuers. As a result, they may be subject to greater credit, market and other risks, and poor performance by a single issuer may have a greater impact on their performance, than if they were "diversified." The Fund may invest without limitation in funds that are not diversified.
Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund may lose money
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's website at wellsfargofunds.com.

Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter: 2nd Quarter 2009	+8.94%
Lowest Quarter: 4th Quarter 2008	-7.13%
Year-to-date total return as of 6/30/2016 is +0.89%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2015	[14]
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance before and after taxes is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wellsfargofunds.com
(Wells Fargo Absolute Return Fund - Class R6) | (Wells Fargo Absolute Return Fund) | MSCI ACWI Index (Net) (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(2.36%)
5 Years	rr_AverageAnnualReturnYear05	6.09%
10 Years	rr_AverageAnnualReturnYear10	4.75%
(Wells Fargo Absolute Return Fund - Class R6) | (Wells Fargo Absolute Return Fund) | Barclays U.S. TIPS 1-10 Year Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(0.52%)
5 Years	rr_AverageAnnualReturnYear05	1.64%
10 Years	rr_AverageAnnualReturnYear10	3.51%
(Wells Fargo Absolute Return Fund - Class R6) | (Wells Fargo Absolute Return Fund) | Consumer Price Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	0.73%
5 Years	rr_AverageAnnualReturnYear05	1.53%
10 Years	rr_AverageAnnualReturnYear10	1.86%
(Wells Fargo Absolute Return Fund - Class R6) | (Wells Fargo Absolute Return Fund) | Class R6
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.72%	[4]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.18%	[5]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.20%	[6]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.10%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	none
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.10%	[15]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 112
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	350
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	606
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,340
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Class R6 as of 12/31 each year
Annual Return 2006	rr_AnnualReturn2006	11.90%
Annual Return 2007	rr_AnnualReturn2007	10.27%
Annual Return 2008	rr_AnnualReturn2008	(12.04%)
Annual Return 2009	rr_AnnualReturn2009	19.56%
Annual Return 2010	rr_AnnualReturn2010	3.94%
Annual Return 2011	rr_AnnualReturn2011	2.92%
Annual Return 2012	rr_AnnualReturn2012	8.70%
Annual Return 2013	rr_AnnualReturn2013	10.25%
Annual Return 2014	rr_AnnualReturn2014	0.90%
Annual Return 2015	rr_AnnualReturn2015	(4.52%)
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 6/30/2016 is +0.89%
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.89%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2016
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 2nd Quarter 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.94%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 4th Quarter 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(7.13%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
1 Year	rr_AverageAnnualReturnYear01	(4.52%)
5 Years	rr_AverageAnnualReturnYear05	3.51%
10 Years	rr_AverageAnnualReturnYear10	4.82%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Oct. 31, 2014

[1]	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
[2]	Historical performance shown for Class A and Class C prior to their inception is based on the performance of the Class III shares of Benchmark-Free Allocation Fund, in which the Fund invests substantially all of its investable assets. Returns for the Class III shares do not reflect Benchmark-Free Allocation Fund's current fee arrangement and have been adjusted downward to reflect the higher expense ratios applicable to Class A and Class C at their inception. These ratios were 1.66% for Class A and 2.41% for Class C.
[3]	Investments of $1 million or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 1.00% if redeemed within 18 months from the date of purchase.
[4]	The amounts shown reflect the management fee of the Fund and the advisory fee of GMO Benchmark-Free Allocation Fund.
[5]	Includes purchase premiums and redemption fees charged by GMO Benchmark-Free Allocation Fund determined by dividing total purchase premiums and redemption fees paid during the period by the average net assets of the Fund.
[6]	These indirect expenses include interest expense that may be incurred by certain underlying funds.
[7]	The Manager has contractually committed through August 31, 2017, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 0.71% for Class A and 1.46% for Class C. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (including the expenses of GMO Benchmark-Free Allocation Fund), and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[8]	Historical performance shown for Administrator Class prior to its inception is based on the performance of the Class III shares of Benchmark-Free Allocation Fund, in which the Fund invests substantially all of its investable assets. Returns for the Class III shares do not reflect Benchmark-Free Allocation Fund's current fee arrangement and have been adjusted downward to reflect the higher expense ratios applicable to Administrator Class at its inception. These ratios were 1.50% for Administrator Class.
[9]	The Manager has contractually committed through August 31, 2017, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 0.57% for Administrator Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (including the expenses of GMO Benchmark-Free Allocation Fund), and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[10]	Historical performance shown for Institutional Class prior to its inception reflects the performance of the Administrator Class, and is not adjusted to reflect Institutional Class expenses. If these expenses had been included, returns for Institutional Class would be higher. Historical performance shown for Administrator Class prior to its inception is based on the performance of the Class III shares of Benchmark-Free Allocation Fund, in which the Fund invests substantially all of its investable assets. Returns for the Class III shares do not reflect Benchmark-Free Allocation Fund's current fee arrangement and have been adjusted downward to reflect the higher expense ratios applicable to Administrator Class at its inception. The ratio was 1.50% for Administrator Class.
[11]	The Manager has contractually committed through August 31, 2017, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 0.33% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (including the expenses of GMO Benchmark-Free Allocation Fund), and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[12]	Historical performance shown for the Class R shares prior to their inception reflects the performance of the Administrator Class shares, and is not adjusted to reflect Class R expenses. If these expenses had been included, returns for Class R would be lower. The Administrator Class annual returns are substantially similar to what the Class R annual returns would be because the Administrator Class and Class R shares are invested in the same portfolio and their returns differ only to the extent that they do not have the same expenses. Historical performance shown for Administrator Class prior to its inception is based on the performance of the Class III shares of Benchmark-Free Allocation Fund, in which the Fund invests substantially all of its investable assets. Returns for the Class III shares do not reflect Benchmark-Free Allocation Fund's current fee arrangement and have been adjusted downward to reflect the higher expense ratios applicable to Administrator Class at its inception. These ratios were 1.50% for Administrator Class.
[13]	The Manager has contractually committed through August 31, 2017, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 0.96% for Class R. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (including the expenses of GMO Benchmark-Free Allocation Fund), and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[14]	Historical performance shown for the Class R6 shares prior to their inception reflects the performance of the Institutional Class shares, and is not adjusted to reflect Class R6 expenses. If these expenses had been included, returns for Class R6 would be higher. Historical performance for Institutional Class prior to its inception is based on the performance of Administrator Class shares. Historical performance shown for Administrator Class prior to its inception is based on the performance of the Class III shares of Benchmark-Free Allocation Fund, in which the Fund invests substantially all of its investable assets. Returns for the Class III shares do not reflect Benchmark-Free Allocation Fund's current fee arrangement and have been adjusted downward to reflect the higher expense ratios applicable to Administrator Class at its inception. The ratio was 1.50% for Administrator Class.
[15]	The Manager has contractually committed through August 31, 2017, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 0.28% for Class R6. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (including the expenses of GMO Benchmark-Free Allocation Fund), and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.